Quarterly Holdings Report
for
Fidelity® Japan Fund
July 31, 2022
JPN-NPRT3-0922
1.804854.118
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.4%
Entertainment - 1.8%
Capcom Co. Ltd.	220,000	6,115,457
Daiichikosho Co. Ltd.	184,500	5,233,364
		11,348,821
Interactive Media & Services - 1.7%
Dip Corp.	81,700	2,194,634
Hypebeast Ltd. (a)	16,722,500	1,874,648
Z Holdings Corp.	1,944,000	6,870,560
		10,939,842
Media - 0.4%
ValueCommerce Co. Ltd.	116,800	2,430,485
Wireless Telecommunication Services - 2.5%
SoftBank Group Corp.	382,500	16,067,601
TOTAL COMMUNICATION SERVICES		40,786,749
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 2.5%
DENSO Corp.	292,500	15,998,309
Automobiles - 5.2%
Isuzu Motors Ltd.	503,400	5,521,598
Suzuki Motor Corp.	225,900	7,404,857
Toyota Motor Corp.	1,264,500	20,524,148
		33,450,603
Hotels, Restaurants & Leisure - 0.5%
Curves Holdings Co. Ltd.	576,700	3,138,750
Household Durables - 5.7%
Open House Group Co. Ltd.	172,000	7,503,542
Sony Group Corp.	341,000	28,926,326
		36,429,868
Internet & Direct Marketing Retail - 0.9%
ZOZO, Inc.	271,200	5,858,377
Leisure Products - 0.8%
Roland Corp.	147,700	4,786,658
Multiline Retail - 0.7%
Pan Pacific International Holdings Ltd.	293,200	4,565,265
Specialty Retail - 0.3%
Hikari Tsushin, Inc.	17,900	1,972,369
TOTAL CONSUMER DISCRETIONARY		106,200,199
CONSUMER STAPLES - 5.8%
Food & Staples Retailing - 4.0%
Nishimoto Co. Ltd.	137,900	4,110,358
Seven & i Holdings Co. Ltd.	327,100	13,332,665
Sugi Holdings Co. Ltd.	50,700	2,287,276
Tsuruha Holdings, Inc.	49,900	2,842,977
Welcia Holdings Co. Ltd.	142,300	3,178,257
		25,751,533
Food Products - 0.7%
S Foods, Inc.	180,700	4,152,165
Personal Products - 1.1%
Kose Corp.	30,000	2,677,858
Shiseido Co. Ltd.	104,200	4,286,085
		6,963,943
TOTAL CONSUMER STAPLES		36,867,641
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
INPEX Corp.	1,402,500	16,075,150
FINANCIALS - 11.4%
Banks - 4.3%
Mitsubishi UFJ Financial Group, Inc.	4,896,400	27,588,728
Capital Markets - 0.5%
SBI Holdings, Inc. Japan	155,200	3,148,612
Diversified Financial Services - 3.6%
ORIX Corp.	1,295,900	23,095,307
Insurance - 3.0%
Lifenet Insurance Co. (a)	454,100	2,809,816
Tokio Marine Holdings, Inc.	281,400	16,473,138
		19,282,954
TOTAL FINANCIALS		73,115,601
HEALTH CARE - 10.8%
Biotechnology - 0.2%
PeptiDream, Inc. (a)	110,100	1,378,683
Health Care Equipment & Supplies - 6.8%
Hoya Corp.	242,400	24,286,455
JEOL Ltd.	36,900	1,677,667
Olympus Corp.	812,400	17,387,126
		43,351,248
Health Care Technology - 0.2%
Medlive Technology Co. Ltd. (b)	637,500	810,488
Pharmaceuticals - 3.6%
Astellas Pharma, Inc.	596,300	9,338,889
Daiichi Sankyo Kabushiki Kaisha	520,100	13,790,304
		23,129,193
TOTAL HEALTH CARE		68,669,612
INDUSTRIALS - 18.9%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Class A (a)(c)(d)	18,055	1,263,850
Building Products - 1.9%
Daikin Industries Ltd.	50,400	8,839,068
Toto Ltd.	97,800	3,331,251
		12,170,319
Construction & Engineering - 0.5%
JTOWER, Inc. (a)	69,600	3,459,615
Electrical Equipment - 1.5%
Nidec Corp.	134,900	9,374,749
Industrial Conglomerates - 3.4%
Hitachi Ltd.	433,700	21,957,387
Machinery - 3.3%
Minebea Mitsumi, Inc.	372,100	6,693,381
Misumi Group, Inc.	390,960	9,726,425
Nabtesco Corp.	189,900	4,551,175
		20,970,981
Professional Services - 6.8%
Funai Soken Holdings, Inc.	272,000	4,795,047
Outsourcing, Inc.	424,900	3,822,275
Persol Holdings Co. Ltd.	735,400	15,224,095
Recruit Holdings Co. Ltd.	251,200	9,388,112
SMS Co., Ltd.	241,900	5,815,195
TechnoPro Holdings, Inc.	193,400	4,494,376
		43,539,100
Trading Companies & Distributors - 1.3%
Itochu Corp.	280,000	8,150,707
TOTAL INDUSTRIALS		120,886,708
INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment & Components - 4.0%
Dexerials Corp.	290,200	7,833,433
Iriso Electronics Co. Ltd.	106,200	2,390,327
Murata Manufacturing Co. Ltd.	180,300	10,531,451
TDK Corp.	160,200	5,045,443
		25,800,654
IT Services - 7.9%
Digital Hearts Holdings Co. Ltd.	307,692	4,525,176
DTS Corp.	168,300	4,275,285
ExaWizards, Inc. (a)	102,600	339,060
Fujitsu Ltd.	106,000	14,210,610
GMO Internet, Inc.	270,900	5,321,115
Nomura Research Institute Ltd.	174,500	5,242,732
NSD Co. Ltd.	316,700	5,949,056
Pole To Win Holdings, Inc.	359,000	2,781,101
Techmatrix Corp.	289,600	4,031,814
TIS, Inc.	139,800	3,963,906
		50,639,855
Semiconductors & Semiconductor Equipment - 4.7%
Furuya Metal Co. Ltd.	5,200	343,912
Renesas Electronics Corp. (a)	1,645,500	15,673,137
ROHM Co. Ltd.	85,000	6,307,905
Sumco Corp.	549,700	7,691,804
		30,016,758
Software - 0.8%
Appier Group, Inc. (a)	76,600	503,798
Money Forward, Inc. (a)	118,800	3,080,157
WingArc1st, Inc.	92,000	1,369,065
		4,953,020
Technology Hardware, Storage & Peripherals - 1.5%
FUJIFILM Holdings Corp.	165,900	9,476,545
TOTAL INFORMATION TECHNOLOGY		120,886,832
MATERIALS - 6.3%
Chemicals - 6.3%
JSR Corp.	219,200	6,071,393
Kansai Paint Co. Ltd.	325,300	4,677,860
Nippon Sanso Holdings Corp.	238,000	4,013,318
Nissan Chemical Corp.	64,500	3,298,088
NOF Corp.	90,400	3,576,858
Shin-Etsu Chemical Co. Ltd.	108,500	13,898,230
Tokyo Ohka Kogyo Co. Ltd.	87,300	4,526,508
		40,062,255
REAL ESTATE - 1.6%
Real Estate Management & Development - 1.6%
Relo Group, Inc.	428,400	7,113,579
SRE Holdings Corp. (a)	161,100	3,339,046
		10,452,625
TOTAL COMMON STOCKS (Cost $549,236,242)		634,003,372

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e) (Cost $536,886)	536,779	536,886

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $549,773,128)	634,540,258
NET OTHER ASSETS (LIABILITIES) - 0.7%	4,314,228
NET ASSETS - 100.0%	638,854,486

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $810,488 or 0.1% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,263,850 or 0.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	1,151,846

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	864,828	24,958,811	25,286,753	1,997	-	-	536,886	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	388,125	68,947,495	69,335,620	17,396	-	-	-	0.0%
Total	1,252,953	93,906,306	94,622,373	19,393	-	-	536,886

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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